Leases - Sale and Leaseback (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Leases
Cash outflow for leases	€ 4,171	€ 3,770	€ 3,567